LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Reconciliation of operating lease liabilities at initial application of IFRS 16
As described in note 1, on January 1, 2019, the Company adopted IFRS 16 "Leases", which resulted in the recognition of lease liabilities and right-of-use assets for operating lease contracts with fixed terms and future minimum lease payments as summarized in the following table:

TOTAL
Non-cancellable operating lease commitments as of December 31, 2018*	1,869
Recognition exemption for leases of low-value assets	(58)
Recognition exemption for short-term leases	(20)
Undiscounted operating lease commitments as of January 1, 2019	1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	(632)
Lease liabilities related to assets held for sale	(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136
* As reported in the consolidated financial statements for the year ended December 31, 2018 - note 8.4

Schedule of operating lease future minimum lease payments	The maturity of the lease liabilities as of June 30, 2019, is as follows:

	<= 1 year	1-3 Years	4-5 years	> 5 years	TOTAL
Maturities of lease liabilities	316	481	285	412	1,494

Schedule of right-of-use assets and depreciation
The right-of-use assets as of June 30, 2019 and the depreciation and impairment charges for the six months ended June 30, 2019 amounted to 1,649 and 197 respectively, and are shown below by underlying class of asset:

	Carrying amount	Depreciation and impairment charges
Land, buildings and improvements	864	(55)
Machinery, equipment and others	785	(142)
Total	1,649	(197)